Cash and cash equivalents - Disclosure of detailed information about cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash held in banks	$ 23,454	$ 15,827
Short-term investments	82,321	39,443
Cash and cash equivalents	$ 105,775	$ 55,270	$ 56,111